Exhibit 99.1

CNH Equipment Trust 2013-C
$165,000,000 Class A-1 0.25000% Asset Backed Notes due September 15, 2014
$250,000,000 Class A-2 0.63000% Asset Backed Notes due January 17, 2017
$0 Class A-2b Floating Rate Asset Backed Notes
$223,000,000 Class A-3 1.020% Asset Backed Notes due August 15, 2018
$0 Class A-3b Floating Rate Asset Backed Notes
$100,500,000 Class A-4 1.670% Asset Backed Notes due August 16, 2021
$0 Class A-4b Floating Rate Asset Backed Notes
$17,000,000 Class B 2.06% Asset Backed Notes due August 16, 2021
$0 Asset Backed Certificate

Please contact Kathy Aber at 262-636-7706 with any questions regarding this report or email abs@cnh.com
For additional information consult http://cnhcapital.com/investor info
Cutoff Date		4/30/2014
Date Added		7/31/2013
Pool	Period	Pool 1	Pool 2	Pool 3	Pool 4
Scheduled Cashflows	0	1,720,841.90	0.00	0.00	0.00
	1	25,549,547.20	0.00	0.00	0.00
	2	39,778,303.79	0.00	0.00	0.00
	3	27,722,274.38	0.00	0.00	0.00
	4	7,759,001.28	0.00	0.00	0.00
	5	7,580,521.54	0.00	0.00	0.00
	6	4,904,168.61	0.00	0.00	0.00
	7	6,081,147.53	0.00	0.00	0.00
	8	8,409,851.83	0.00	0.00	0.00
	9	6,525,972.25	0.00	0.00	0.00
	10	4,197,034.98	0.00	0.00	0.00
	11	4,513,217.64	0.00	0.00	0.00
	12	7,247,862.85	0.00	0.00	0.00
	13	33,689,773.16	0.00	0.00	0.00
	14	38,697,600.96	0.00	0.00	0.00
	15	25,281,855.31	0.00	0.00	0.00
	16	4,701,668.79	0.00	0.00	0.00
	17	5,053,852.06	0.00	0.00	0.00
	18	4,390,403.10	0.00	0.00	0.00
	19	5,571,158.46	0.00	0.00	0.00
	20	7,672,053.89	0.00	0.00	0.00
	21	6,169,020.84	0.00	0.00	0.00
	22	3,824,527.32	0.00	0.00	0.00
	23	3,631,174.45	0.00	0.00	0.00
	24	6,557,948.48	0.00	0.00	0.00
	25	33,088,918.53	0.00	0.00	0.00
	26	37,789,639.00	0.00	0.00	0.00
	27	24,018,854.24	0.00	0.00	0.00
	28	3,631,678.30	0.00	0.00	0.00
	29	3,857,044.65	0.00	0.00	0.00
	30	3,864,918.64	0.00	0.00	0.00
	31	5,016,096.21	0.00	0.00	0.00
	32	6,944,876.70	0.00	0.00	0.00
	33	5,592,742.35	0.00	0.00	0.00
	34	3,287,549.22	0.00	0.00	0.00
	35	3,091,094.77	0.00	0.00	0.00
	36	5,775,931.06	0.00	0.00	0.00
	37	29,727,546.04	0.00	0.00	0.00
	38	34,050,523.93	0.00	0.00	0.00
	39	21,811,419.23	0.00	0.00	0.00
	40	3,181,258.46	0.00	0.00	0.00
	41	3,404,010.17	0.00	0.00	0.00
	42	3,251,764.72	0.00	0.00	0.00
	43	4,416,938.99	0.00	0.00	0.00
	44	6,702,239.90	0.00	0.00	0.00
	45	5,021,788.22	0.00	0.00	0.00
	46	2,804,131.83	0.00	0.00	0.00
	47	2,656,106.05	0.00	0.00	0.00
	48	5,144,942.16	0.00	0.00	0.00
	49	27,749,256.00	0.00	0.00	0.00
	50	31,341,881.44	0.00	0.00	0.00
	51	18,885,958.70	0.00	0.00	0.00
	52	674,242.41	0.00	0.00	0.00
	53	789,298.95	0.00	0.00	0.00
	54	580,846.51	0.00	0.00	0.00
	55	1,163,108.05	0.00	0.00	0.00
	56	1,623,316.17	0.00	0.00	0.00
	57	1,327,922.22	0.00	0.00	0.00
	58	619,883.52	0.00	0.00	0.00
	59	559,215.04	0.00	0.00	0.00
	60	1,445,304.33	0.00	0.00	0.00
	61	4,615,283.37	0.00	0.00	0.00
	62	5,110,955.21	0.00	0.00	0.00
	63	3,094,436.80	0.00	0.00	0.00
	64	96,947.92	0.00	0.00	0.00
	65	192,665.26	0.00	0.00	0.00
	66	62,898.72	0.00	0.00	0.00
	67	330,372.79	0.00	0.00	0.00
	68	327,958.49	0.00	0.00	0.00
	69	353,208.71	0.00	0.00	0.00
	70	56,000.87	0.00	0.00	0.00
	71	135,334.61	0.00	0.00	0.00
	72	548,618.83	0.00	0.00	0.00
	73	1,359,190.48	0.00	0.00	0.00
	74	1,189,668.96	0.00	0.00	0.00
	75	465,976.87	0.00	0.00	0.00
	76	0.00	0.00	0.00	0.00
	77	0.00	0.00	0.00	0.00
	78	0.00	0.00	0.00	0.00
	79	0.00	0.00	0.00	0.00
	80	0.00	0.00	0.00	0.00
	81	0.00	0.00	0.00	0.00
	82	0.00	0.00	0.00	0.00
	83	0.00	0.00	0.00	0.00
	84	0.00	0.00	0.00	0.00
	85	0.00	0.00	0.00	0.00
	86	0.00	0.00	0.00	0.00

Total Amount of Scheduled Cashflow	Total	660,062,547.20	0.00	0.00	0.00
Discount Rate		4.100%	4.100%	4.100%	4.100%
Beginning Contract Value		632,338,972.48	0.00	0.00	0.00
Scheduled Contract Value Decline		6,514,727.42	0.00	0.00	0.00
Unscheduled Contract Value Decline		20,633,408.79	0.00	0.00	0.00
Additional Contract Value Added		0.00	0.00	0.00	0.00
Ending Contract Value		605,190,836.27	0.00	0.00	0.00
Aggregate Outstanding Balance		621,248,873.86

CNH Equipment Trust 2013-C
$165,000,000 Class A-1 0.25000% Asset Backed Notes due September 15, 2014
$250,000,000 Class A-2 0.63000% Asset Backed Notes due January 17, 2017
$0 Class A-2b Floating Rate Asset Backed Notes
$223,000,000 Class A-3 1.020% Asset Backed Notes due August 15, 2018
$0 Class A-3b Floating Rate Asset Backed Notes
$100,500,000 Class A-4 1.670% Asset Backed Notes due August 16, 2021
$0 Class A-4b Floating Rate Asset Backed Notes
$17,000,000 Class B 2.06% Asset Backed Notes due August 16, 2021
$0 Asset Backed Certificate

Dated Date (30/360)	4/15/2014
Dated Date (act/360)	4/15/2014
Scheduled Payment Date	5/15/2014
Actual Payment Date	5/15/2014
Days in accrual period (30/360)	30
Days in accrual period (act/360)	30
Note Distribution Account Deposit	$29,347,378.55
Certificate Distribution Account deposit	$0.00
First Principal Payment Amount	$0.00
Note Monthly Principal Distributable Amount (1)	$28,851,296.80
Spread Account Initial Deposit	$16,999,780.43
Amount required to be deposited into the Collection Account during the calendar month	$29,873,440.67

Collateral Summary
Wtd. Average Discount Rate	4.100%
Beginning Contract Value	632,338,972.48
Scheduled Contract Value Decline	6,514,727.42
Unscheduled Contract Value Decline	20,633,408.79
Additional Contract Value Purchased	0.00
Ending Contract Value	605,190,836.27

Total Beginning Balance (Pool Balance + Pre-funding Account Balance)	632,338,972.48
Pool Balance as of end of last day of preceding Collection Period	632,338,972.48
Total Ending Balance (Pool Balance + Pre-funding Account Balance)	605,190,836.27

Purchase amount of Receivables purchased due to Modification Events in the related Collection Period	$0.00
Purchase amount of all other purchases and repurchases in the related Collection Period	$0.00

Collections and Reinvestment Income
Receipts During the period (net of servicer’s liquidation expenses)	$29,873,440.67

Warranty Repurchases
Contracts deferred beyond Final Scheduled Maturity Date	$0.00
Government obligors	$0.00
Total Warranty Repurchases	$0.00

Total Collections For The Period	$29,873,440.67

Reinvestment Income	$1,053.69

Total Collections + Reinvestment Income For The Period	$29,874,494.36

(1) “Following is a simplified summary of how the Note Monthly Principal Distributable Amount is calculated: The Note Monthly Principal Distributable Amount shown above with respect to any Payment Date will equal the amount necessary to be paid on the Notes to reduce the Outstanding Amount of the Notes — after giving effect to the application of the First Principal Payment Amount (set forth in the line above the “Note Monthly Principal Distributable Amount”) to reduce such Outstanding Amount — to an amount equal to the Pool Balance as of the beginning of the current Collection Period, less the Cumulative Turbo Principal Payment Amount (overcollateralization) as of the previous Payment Date; provided that (a) the Note Monthly Principal Distributable Amount shall not exceed the aggregate Outstanding Amount of the Notes (after giving effect to the application of the First Principal Payment Amount to reduce such Outstanding Amount) and (b) on the final maturity date for each Class of Notes, the Note Monthly Principal Distributable Amount will at least equal the amount necessary to repay the Outstanding Amount of that Class of Notes and of any other Class of Notes payable prior to that Class of Notes (after giving effect to the application of the First Principal Payment Amount to reduce such Outstanding Amount). For purposes of the preceding sentence, the A-1 Notes, A-2 Notes, A-3 Notes and the A-4 Notes shall each be deemed to be a separate Class of Notes. Please see the transaction documents previously filed with respect to this issuing entity under Form 8-K for details regarding all of the preceding calculations and for the definitions of defined terms.”

CNH Equipment Trust 2013-C
$165,000,000 Class A-1 0.25000% Asset Backed Notes due September 15, 2014
$250,000,000 Class A-2 0.63000% Asset Backed Notes due January 17, 2017
$0 Class A-2b Floating Rate Asset Backed Notes
$223,000,000 Class A-3 1.020% Asset Backed Notes due August 15, 2018
$0 Class A-3b Floating Rate Asset Backed Notes
$100,500,000 Class A-4 1.670% Asset Backed Notes due August 16, 2021
$0 Class A-4b Floating Rate Asset Backed Notes
$17,000,000 Class B 2.06% Asset Backed Notes due August 16, 2021
$0 Asset Backed Certificate

	Actual Payment Date	General	Party Receiving		5/15/2014
		Purpose of	Fee or Expense
	Calculation of Distributable Amounts	Fee or Expense	Amount
	Backup Servicer Engaged?				NO

	CNH				CNH
	Current Servicing Fee Due				$526,949.14
	Past Due Servicing Fee				$0.00
	Total Servicing Fee Due	Provide for servicer as required	NH Credit		$526,949.14
			Company LLC
	Current Administration Fee Due	$500.00			$166.67
	Past Due Administration Fee				$0.00
	Total Administration Fee Due	Provide for trust administrator	CNH Capital		$166.67
			America LLC

	Reimburseable Expenses of the Servicer Due				$0.00
	Past Due Reimburseable Expenses of the Servicer				$0.00
	Total Reimburseable Expenses of the Servicer Due	To cover expenses of servicer	NH Credit		$0.00
			Company LLC
	Total Principal Balance of Notes (Beginning of Period)				$620,432,398.05
	A-1 notes Beginning Principal balance				$29,932,398.05
	A-2a notes Beginning Principal balance				$250,000,000.00
	A-3a notes Beginning Principal balance				$223,000,000.00
	A-4a notes Beginning Principal balance				$100,500,000.00
	B notes Beginning Principal balance				$17,000,000.00
		Coupon/	Swap Adj.
	Type	Spread	Coupon	Daycount
A-1 notes Current Interest Due	Fix	0.25000%	0.25000%	act/360	$6,235.92
A-2a notes Current Interest Due	Fix	0.63000%	0.63000%	30/360	$131,250.00
A-3a notes Current Interest Due	Fix	1.02000%	1.02000%	30/360	$189,550.00
A-4a notes Current Interest Due	Fix	1.67000%	1.67000%	30/360	$139,862.50
B notes Current Interest Due	Fix	2.06000%	2.06000%	30/360	$29,183.33

A-1 notes Past Due Interest					$0.00
A-2a notes Past Due Interest					$0.00
A-3a notes Past Due Interest					$0.00
A-4a notes Past Due Interest					$0.00
B notes Past Due Interest					$0.00

A-1 notes Interest Due on Past Due Interest					$0.00
A-2a notes Interest Due on Past Due Interest					$0.00
A-3a notes Interest Due on Past Due Interest					$0.00
A-4a notes Interest Due on Past Due Interest					$0.00
B notes Interest Due on Past Due Interest					$0.00

A-1 notes Total Interest Due					$6,235.92
A-2a notes Total Interest Due					$131,250.00
A-3a notes Total Interest Due					$189,550.00
A-4a notes Total Interest Due					$139,862.50
B notes Total Interest Due					$29,183.33

A-1 notes Principal Due					$27,148,136.21
A-2a notes Principal Due					$0.00
A-3a notes Principal Due					$0.00
A-4a notes Principal Due					$0.00
Class B notes Principal Due					$0.00

Total notes Interest Due					$496,081.75
Total notes Principal Due					$27,148,136.21
Total notes Distributable Amount					$27,644,217.96

CNH Equipment Trust 2013-C
$165,000,000 Class A-1 0.25000% Asset Backed Notes due September 15, 2014
$250,000,000 Class A-2 0.63000% Asset Backed Notes due January 17, 2017
$0 Class A-2b Floating Rate Asset Backed Notes
$223,000,000 Class A-3 1.020% Asset Backed Notes due August 15, 2018
$0 Class A-3b Floating Rate Asset Backed Notes
$100,500,000 Class A-4 1.670% Asset Backed Notes due August 16, 2021
$0 Class A-4b Floating Rate Asset Backed Notes
$17,000,000 Class B 2.06% Asset Backed Notes due August 16, 2021
$0 Asset Backed Certificate

Actual Payment Date	5/15/2014

Cash Available for Distribution
Total Collections + Reinvestment Income For The Period	$29,874,494.36

Beginning Spread Account Balance	$16,999,780.43
Deposits from Spread Account to Distribution Account	$0.00

Total Cash Available	$29,874,494.36

Cash Allocation (Cashflow Waterfall)		Available
		Cash
		29,874,494.36
Servicing Fee Paid	$526,949.14
Servicing Fee Shortfall	$0.00
		$29,347,545.22
Administration Fee Paid	$166.67
Administration Fee Shortfall	$0.00
		$29,347,378.55

Remaining Cash Available to Pay Note Interest & Swap Termination Payment		$29,347,378.55

Cash Available to Pay Note Interest	$29,347,378.55
Cash Available to Pay Termination Payment	$29,347,378.55

Class A-1 notes Interest Paid	$6,235.92
Class A-2a notes Interest Paid	$131,250.00
Class A-3a notes Interest Paid	$189,550.00
Class A-4a notes Interest Paid	$139,862.50
		$28,880,480.13
Class A-1 notes Interest Shortfall	$0.00
Class A-2a notes Interest Shortfall	$0.00
Class A-3a notes Interest Shortfall	$0.00
Class A-4a notes Interest Shortfall	$0.00

First Principal Payment Amount	$0.00
		$28,880,480.13
Class B notes Interest Paid	$29,183.33
Class B notes Interest Shortfall	$0.00
		$28,851,296.80
Class A-1 notes Principal Paid - excluding Turbo principal payment	$27,148,136.21
Class A-2a notes Principal Paid	$0.00
Class A-3a notes Principal Paid	$0.00
Class A-4a notes Principal Paid	$0.00
Class B notes Principal Paid	$0.00

		1,703,160.59
Deposits to Spread Account	$0.00

Turbo Principal Payment Amount (this period)	$1,703,160.59

Swap Termination Payments payable to issuing entity, to the extent not deposited above	$0.00
		$0.00
		$0.00
Reimbursable expenses of the Servicer Paid	$0.00
Reimbursable expenses of the Servicer Shortfall	$0.00
		$0.00
Total Principal Balance of Notes (End of Period)	$591,581,101.25
A-1 notes Ending Principal balance	$1,081,101.25
A-2a notes Ending Principal balance	$250,000,000.00
A-3a notes Ending Principal balance	$223,000,000.00
A-4a notes Ending Principal balance	$100,500,000.00
B notes Ending Principal balance	$17,000,000.00

Cumulative Turbo Principal Payment Amount (overcollateralization)	$13,609,735.02

Release to Seller as Excess	$0.00	$0.00

CNH Equipment Trust 2013-C
$165,000,000 Class A-1 0.25000% Asset Backed Notes due September 15, 2014
$250,000,000 Class A-2 0.63000% Asset Backed Notes due January 17, 2017
$0 Class A-2b Floating Rate Asset Backed Notes
$223,000,000 Class A-3 1.020% Asset Backed Notes due August 15, 2018
$0 Class A-3b Floating Rate Asset Backed Notes
$100,500,000 Class A-4 1.670% Asset Backed Notes due August 16, 2021
$0 Class A-4b Floating Rate Asset Backed Notes
$17,000,000 Class B 2.06% Asset Backed Notes due August 16, 2021
$0 Asset Backed Certificate

Actual Payment Date					5/15/2014

Summary and Factors					Amount	Factor	Per/$1000
Total Principal Balance of Notes (Beginning of Period)					$620,432,398.05	0.8212209	$821.22
A-1 notes Beginning Principal balance					$29,932,398.05	0.1814085	$181.41
A-2a notes Beginning Principal balance					$250,000,000.00	1.0000000	$1,000.00
A-3a notes Beginning Principal balance					$223,000,000.00	1.0000000	$1,000.00
A-4a notes Beginning Principal balance					$100,500,000.00	1.0000000	$1,000.00
B notes Beginning Principal balance					$17,000,000.00	1.0000000	$1,000.00

Total Principal Balance of Notes (End of Period)		WAL			$591,581,101.25	0.7830326	$783.03
A-1 notes Ending Principal balance		0.36	$165,000,000.00		$1,081,101.25	0.0065521	$6.55
A-2a notes Ending Principal balance		1.14	$250,000,000.00		$250,000,000.00	1.0000000	$1,000.00
A-3a notes Ending Principal balance		2.44	$223,000,000.00		$223,000,000.00	1.0000000	$1,000.00
A-4a notes Ending Principal balance		3.80	$100,500,000.00		$100,500,000.00	1.0000000	$1,000.00
B notes Ending Principal balance		3.88	$17,000,000.00		$17,000,000.00	1.0000000	$1,000.00

Class A-1 notes Interest Paid					$6,235.92	0.0000378	$0.04
Class A-2a notes Interest Paid					$131,250.00	0.0005250	$0.53
Class A-3a notes Interest Paid					$189,550.00	0.0008500	$0.85
Class A-4a notes Interest Paid					$139,862.50	0.0013917	$1.39
Class B notes Interest Paid					$29,183.33	0.0017167	$1.72

Class A-1 notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-2a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-3a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class A-4a notes Interest Shortfall					$0.00	0.0000000	$0.00
Class B notes Interest Shortfall					$0.00	0.0000000	$0.00

Class A-1 notes Principal Paid - including Turbo principal payment					$28,851,296.80	0.1748563	$174.86
Class A-2a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-3a notes Principal Paid					$0.00	0.0000000	$0.00
Class A-4a notes Principal Paid					$0.00	0.0000000	$0.00
Class B notes Principal Paid					$0.00	0.0000000	$0.00

Spread Account
Required Spread Account Deposit (Add Loans)			2.25%		$0.00
Spread Account Test - 3 Month Average Delinquency Ratio					0.0286%
Spread Account Test - Cumulative Net Loss Ratio					0.0251%
Spread Account Test Met	Original	February 15, 2015	August 15, 2015	February 15, 2016	NO
Required Spread Account Target	2.25%	2.00%	1.75%	1.50%	$16,999,780.43
Required Spread Account				August 15, 2016	$16,999,780.43
Beginning Spread Account Balance				1.15%	$16,999,780.43
Additional Deposit to Spread Account from Pre-funding					$0.00
Spread Account Withdrawals to Distribution Account					$0.00
Spread Account Deposits from Excess Cash					$0.00
Spread Account Released to Seller					$0.00
Ending Spread Account Balance					$16,999,780.43

				Original
Purchases	Units	Cut-Off Date	Closing Date	Pool Balance

Initial Purchase	16,964	7/31/13	8/29/13	755,545,796.97
Subsequent Purchase #1	0			0.00
Subsequent Purchase #2	0			0.00
Total	16,964			755,545,796.97

Total Release to Seller					$527,115.81

“The Administrator hereby directs the Indenture Trustee to pay on the Payment Date set forth above from the Certificate Distribution Account to the Certificateholders, on a pro rata basis, zero payment .”

Spread Account Triggers
Average Delinquency Ratio Test*
Payment Date
Feb-15	1.75%
Aug-15	2.50%
Feb-16	3.00%
Aug-16	3.50%
Second Prior Month Delinquency Ratio		0.0454%
Prior Month Delinquency Ratio		0.0362%
Current Month Delinquency Ratio		0.0042%
3 Month Average Delinquency Ratio		0.0286%

Test			Variance	Trigger
Current Distribution Date		5/15/2014
(1) Is current distribution month February, 2015 or August, 2015, or February, 2016 or August, 2016 ?		NO
(2) Is the 3 Month Average Delinquency Ratio < Specified Percentage for specified month?		NO	-0.0286%	0.00%
If both (1) and (2) are “YES” then see Cumulative Net Loss Ratio		NO

Cumulative Net Loss Ratio Test**
Payment Date
Feb-15	0.40%
Aug-15	0.55%
Feb-16	0.65%
Aug-16	0.75%
Cumulative Net Loss Ratio		0.0251%

Test			Variance	Trigger
(1) Is current distribution month February, 2015 or August, 2015, or February, 2016 or August, 2016 ?		NO
(2) Is the Cumulative Net Loss Ratio < Specified Percentage for specified month?		NO	-0.0251%	0.00%
If both (1) and (2) are “YES” then see next test below		NO

If the 3 Month Average Delinquency and Cumulative Net Loss Ratio tests are met, then spread account reduces to 2.00% at February 2015 and/or 1.75% at August 2015 and/or 1.50% at February 2016 and/or 1.15% at August 2016

		NO

DEFINITIONS:

Average Delinquency Ratio Test*

On any payment date will be the average of the Delinquency Ratios for the preceding three calendar months. The Delinquency Ratio for any calendar month means the ratio, expressed as a percentage, of (a) the sum, for all of the receivables, of all scheduled payments that are 60 days or more past due (other than Purchased Receivables and liquidated receivables) as of the end of such month, determined in accordance with the servicer’s then-current practices, to (b) the Pool Balance as of the last day of such month.

Cumulative Net Loss Ratio Test**

The Cumulative Net Loss Ratio on any payment date will be the ratio, expressed as a percentage, of (a) the aggregate Realized Losses on the receivables since their cutoff date through the last day of the related calendar month, to (b) the sum of (i) the Pool Balance as of the initial cutoff date and (ii) the sum of the Contract Values of all receivables purchased with amounts on deposit in the pre-funding account, each as of the related cutoff date for the related receivable.

POOL STATISTICS

Collateral Composition

Number of Loans at Beginning of Period		15,467
Number of Loans at End of Period		14,949

Weighted Average Coupon on Receivables		2.13
Weighted Average Original Term on Receivables		60.43
Weighted Average Remaining Term on Receivables		47.83

Note Pool Factor		0.78303
A-1 Note Pool Factor		0.00655
A-2a Note Pool Factor		1.00000
A-3a Note Pool Factor		1.00000
A-4a Note Pool Factor		1.00000
B Note Pool Factor		1.00000
Unscheduled Contract Value decline - monthly		20,633,408.79
Unscheduled Contract Value decline - LTD		94,355,619.37
Call Factor - based on Ending Contract Value		80.10%

Collateral Performance

Contractural Delinquency: (Excluding Liquidated and Purchased Contracts)		Count	%	Amount	%
< 31 Days delinquent		364	2.43%	10,020,647.66	1.61%
31-60 Days delinquent		32	0.21%	1,195,618.59	0.19%
61-90 Days delinquent		13	0.09%	457,825.23	0.07%
91-120 Days delinquent		7	0.05%	175,312.09	0.03%
121-150 Days delinquent		2	0.01%	11,501.73	0.00%
151-180 Days delinquent		1	0.01%	12,850.42	0.00%
181 + Days delinquent		2	0.01%	27,485.92	0.00%
TOTAL	(Delinquency data is for total contract balance past due)	421	2.82%	11,901,241.64	1.92%

Scheduled Amounts 30 - 59 days past due		$134,293.59	0.02%
Scheduled Amounts 60 days or more past due		$25,648.51	0.00%

Losses on Liquidated Receivables		Month $	Month #	LTD $	LTD #

Gross Losses (2)		$10,476.64	8	$183,910.08	19

Net Loss as % of the Average Portfolio Balance		0.002%		0.030%
Net Loss as a % of the Initial Deal Size		0.001%		0.024%
Average Net Loss on all assets that have experienced a net loss		1,309.58		9,679.48

Realized Losses

Net Losses on Liquidated Receivables		$10,476.64	0.00%
Write Down Amount on 180 Day Receivables		($308,942.56)
Monthly Realized Losses (Total)		($298,465.92)

Cumulative Net Losses on Liquidated Receivables		$183,910.08
Cumulative Write Down Amount on 180 Day Receivables		$6,053.73
Cumulative Realized Losses (Total)		$189,963.81

Repossession Inventory and 180-Day Receivables

Repossessed Equipment not Sold or Reassigned (Beginning)		$207,672.75
Repossessed Equipment not Sold or Reassigned (End)		$59,851.32

Outstanding Balance of 180 Day Receivables (Beg of month)		$1,255,999.36
Outstanding Balance of 180 Day Receivables (End of month)		$20,179.11

(2) The realizable estimated loss at the time of repossession or full charge-off if written off without a repossession

(3) Sum of the monthly loss number of accounts will not equal the life-to-date number of accounts due to loss activity on the same account in multiple months.  Duplicate accounts in multiple months have been removed.

(4) Outstanding balance of 180-day receivables is equal to principal and other fees.

STATEMENTS TO NOTEHOLDERS

1         Has there been a material change in practices with respect to charge offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience ?

		NO

2 Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period ?		NO

3 Have there been any material breaches of representations, warranties or covenants contained in the Receivables ?		NO

4 Has there been an issuance of notes or other securities backed by the Receivables ?		NO

5 Has there been a material change in the underwriting, origination or acquisition of Receivables ?		NO

Interest and principal Payments Pursuant to Section 5.6 (d) and (e) (II) of the sale and Servicing Agreement
Distribution Amount	Class A-1 Notes
1. Interest Due on each Payment Date (assuming no Principal Reduction)

9/16/2013
10/15/2013
11/15/2013
12/16/2013
1/15/2014
2/17/2014
3/17/2014
4/15/2014
5/15/2014	6,235.92
6/16/2014	240.24
7/15/2014	217.72
8/15/2014	232.74
9/15/2014	232.74

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	1,081,101.25
3. Final Scheduled Maturity Date	September 15, 2014

Distribution Amount	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	131,250.00	189,550.00	139,862.50

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	250,000,000.00	223,000,000.00	100,500,000.00
3. Final Scheduled Maturity Date	January 17, 2017	August 15, 2018	August 16, 2021

Distribution Amount	Class B Notes

1. Interest Due on each following Payment Date (assuming no Principal Reduction)	29,183.33

2. Total Outstanding Principal Payment Due at Final Scheduled Maturity Date	17,000,000.00
3. Final Scheduled Maturity Date	August 16, 2021